Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2020
7. Non-controlling interests
Non-controlling interest, by group
	Profit attributable to non-controlling interests		Equity attributable to non-controlling interests
	Half year ended	Half year ended	As at	As at
	30.06.20	30.06.19	30.06.20	31.12.19
	£m	£m	£m	£m
Barclays Bank PLC issued:
- Preference shares	28	27	529	529
- Upper T2 instruments	9	7	691	691
Other non-controlling interests	-	-	17	11
Total	37	34	1,237	1,231